Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The “Compensation Actually Paid” values shown below do not reflect the compensation actually paid to the CEO or the NEOs. As such, the Compensation Committee did not consider the information provided in the table in structuring or determining compensation for our NEOs. For a complete discussion of the company’s executive compensation program and the Committee’s philosophy and approach, please refer to the CD&A section of this Proxy Statement (beginning on page  45).

The table intends to compare “Pay Versus Performance” and prescribes a method to calculate “Compensation Actually Paid” (CAP). While the table shows SCT compensation and CAP values side by side, they are not comparable.

Together with the salary and annual incentive, the SCT values include the accounting fair value of equity awards granted in the year shown (at the time the grant was made), whereas CAP values include a revaluation of the current grant at year-end, plus the year-over-year change in the fair value of multiple years of historical equity grants. Because CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in the stock price and therefore, may be higher or lower than the SCT compensation values.

The actual value of an equity award realized by an executive depends on several factors measured over multiple years, including the stock price, the financial performance of the company, the rTSR performance of the company as compared to a peer group, timing of stock option exercises and other factors.

Year	Summary Compensation Table Total for PEO ($)(a)	Compensation Actually Paid to PEO ($)(a)(b)(c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)(a)(b)(c)	Value of Initial Fixed $100 Investment Based on		Net Earnings ($M)	Annual ROIC(e)
					GD Total Shareholder Return ($)	S&P Total Aerospace & Defense Shareholder Return ($)(d)
2023	22,582,776	31,647,903	7,204,864	9,619,890	163	119	3,315	12.3%
2022	21,478,167	48,651,910	6,221,750	12,842,568	152	112	3,390	12.6%
2021	23,553,861	42,557,364	6,501,277	11,102,219	125	95	3,257	11.9%
2020	19,328,499	9,128,233	5,293,847	2,978,395	87	84	3,167	11.8%

(a)	For each year represented, Ms. Phebe N. Novakovic was our principal executive officer (PEO), and our non-PEO NEOs were Messrs. Jason W. Aiken, Mark L. Burns, Robert E. Smith and Mark C. Roualet.

(b)	Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by Item 402(v) of Regulation S-K and described in footnote (c) below.
(c)	CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. The valuation methodologies and assumptions, with certain modifications pursuant to SEC guidance, used to calculate CAP are based on our grant date fair value of these awards as disclosed in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table below. The amounts shown for 2022 for the PEOs’ CAP and the non-PEO NEOs’ CAP have been corrected to subtract $25,760 and $17,982, respectively. The amounts shown for 2021 for the PEOs’ CAP and the non-PEO NEOs’ CAP have been corrected to subtract $39,619 and $110,670, respectively. The amounts shown for 2020 for non-PEO NEOs’ CAP have been corrected to add $93,710.

SCT Total to Compensation Actually Paid Reconciliation for the PEO and non-PEOs:

	Calculation for PEO				Calculation for Average of Non-PEOs
Calculation(1) of Compensation Actually Paid	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)
Summary Compensation Table Total	19,328,499	23,553,861	21,478,167	22,582,776	5,293,847	6,501,277	6,221,750	7,204,864
Less aggregate change in actuarial present value of pension benefits	(381,567)	—	—	—	(242,276)	—	—	(78,205)
Less grant date fair value of stock and option awards	(14,210,301)	(15,395,836)	(15,091,731)	(15,895,993)	(3,338,770)	(3,795,780)	(3,973,993)	(4,666,270)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	10,733,219	20,972,489	19,885,285	20,091,360	2,521,801	5,170,727	5,236,173	5,897,817
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	(1,703,747)	1,725,480	4,975,264	(2,942,513)	(289,494)	371,980	1,146,440	(703,510)
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years	(4,843,424)	11,475,277	17,170,099	7,580,277	(1,008,977)	2,802,051	4,154,201	1,904,573
Add dividends paid on unvested equity awards during the fiscal year	205,554	226,093	234,826	231,996	42,264	51,964	57,997	60,621
Compensation Actually Paid	9,128,233	42,557,364	48,651,910	31,647,903	2,978,395	11,102,219	12,842,568	9,619,890

(1)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

(d)	TSR shown in this table utilizes the S&P 500 Aerospace & Defense (A&D) Index, which we use in our stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019, through December 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P A&D Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P A&D Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

In our 2022 Pay Versus Performance disclosure, we referenced the S&P 500 Index (rather than the S&P A&D Index) but have changed that for the table above because of subsequently issued clarifying SEC guidance. For comparison purposes, the table below provides TSR for the company’s Common Stock, the S&P A&D Index currently presented, and the S&P 500 Index previously presented.

	Value of Initial Fixed $100 Investment Based on
Year	GD Total Shareholder Return ($)	S&P Total Aerospace & Defense Shareholder Return ($)	S&P 500 Total Shareholder Return ($)
2023	163	119	158
2022	152	112	125
2021	125	95	152
2020	87	84	118
(e)	Pursuant to Item 402(v) of Regulation S-K, we determined annual ROIC to be the most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 ,and we may determine a different financial performance measure to be the most important such measure in future years. See Appendix A for a discussion of this non-GAAP measure.+

Company Selected Measure Name		annual ROIC
Named Executive Officers, Footnote [Text Block]
(a)	For each year represented, Ms. Phebe N. Novakovic was our principal executive officer (PEO), and our non-PEO NEOs were Messrs. Jason W. Aiken, Mark L. Burns, Robert E. Smith and Mark C. Roualet.

Peer Group Issuers, Footnote [Text Block]

(d)	TSR shown in this table utilizes the S&P 500 Aerospace & Defense (A&D) Index, which we use in our stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019, through December 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P A&D Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P A&D Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	[1],[2]	$ 22,582,776	$ 21,478,167	$ 23,553,861	$ 19,328,499
PEO Actually Paid Compensation Amount	[1],[2],[3],[4]	$ 31,647,903	48,651,910	42,557,364	9,128,233
Adjustment To PEO Compensation, Footnote [Text Block]

SCT Total to Compensation Actually Paid Reconciliation for the PEO and non-PEOs:

	Calculation for PEO				Calculation for Average of Non-PEOs
Calculation(1) of Compensation Actually Paid	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)
Summary Compensation Table Total	19,328,499	23,553,861	21,478,167	22,582,776	5,293,847	6,501,277	6,221,750	7,204,864
Less aggregate change in actuarial present value of pension benefits	(381,567)	—	—	—	(242,276)	—	—	(78,205)
Less grant date fair value of stock and option awards	(14,210,301)	(15,395,836)	(15,091,731)	(15,895,993)	(3,338,770)	(3,795,780)	(3,973,993)	(4,666,270)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	10,733,219	20,972,489	19,885,285	20,091,360	2,521,801	5,170,727	5,236,173	5,897,817
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	(1,703,747)	1,725,480	4,975,264	(2,942,513)	(289,494)	371,980	1,146,440	(703,510)
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years	(4,843,424)	11,475,277	17,170,099	7,580,277	(1,008,977)	2,802,051	4,154,201	1,904,573
Add dividends paid on unvested equity awards during the fiscal year	205,554	226,093	234,826	231,996	42,264	51,964	57,997	60,621
Compensation Actually Paid	9,128,233	42,557,364	48,651,910	31,647,903	2,978,395	11,102,219	12,842,568	9,619,890

(1)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 7,204,864	6,221,750	6,501,277	5,293,847
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3],[4]	$ 9,619,890	12,842,568	11,102,219	2,978,395
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

SCT Total to Compensation Actually Paid Reconciliation for the PEO and non-PEOs:

	Calculation for PEO				Calculation for Average of Non-PEOs
Calculation(1) of Compensation Actually Paid	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)
Summary Compensation Table Total	19,328,499	23,553,861	21,478,167	22,582,776	5,293,847	6,501,277	6,221,750	7,204,864
Less aggregate change in actuarial present value of pension benefits	(381,567)	—	—	—	(242,276)	—	—	(78,205)
Less grant date fair value of stock and option awards	(14,210,301)	(15,395,836)	(15,091,731)	(15,895,993)	(3,338,770)	(3,795,780)	(3,973,993)	(4,666,270)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	10,733,219	20,972,489	19,885,285	20,091,360	2,521,801	5,170,727	5,236,173	5,897,817
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	(1,703,747)	1,725,480	4,975,264	(2,942,513)	(289,494)	371,980	1,146,440	(703,510)
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years	(4,843,424)	11,475,277	17,170,099	7,580,277	(1,008,977)	2,802,051	4,154,201	1,904,573
Add dividends paid on unvested equity awards during the fiscal year	205,554	226,093	234,826	231,996	42,264	51,964	57,997	60,621
Compensation Actually Paid	9,128,233	42,557,364	48,651,910	31,647,903	2,978,395	11,102,219	12,842,568	9,619,890

(1)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts set forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and the company’s cumulative TSR, S&P A&D Index TSR, net earnings, and ROIC over the four-year period from 2020 through 2023, each as set forth in the table above.

Compensation Actually Paid vs. Net Income [Text Block]

The following charts set forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and the company’s cumulative TSR, S&P A&D Index TSR, net earnings, and ROIC over the four-year period from 2020 through 2023, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following charts set forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and the company’s cumulative TSR, S&P A&D Index TSR, net earnings, and ROIC over the four-year period from 2020 through 2023, each as set forth in the table above.

Total Shareholder Return Vs Peer Group [Text Block]

The following charts set forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and the company’s cumulative TSR, S&P A&D Index TSR, net earnings, and ROIC over the four-year period from 2020 through 2023, each as set forth in the table above.

Tabular List [Table Text Block]

2023 Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the company considers to have been the most important in linking CAP to our PEO and other NEOs in 2023 as set forth in the table above to company performance. The measures in this table are not ranked.

Most Important Performance Measures
Diluted EPS
Free Cash Flow
Operating Margin
Return on Invested Capital
Total Shareholder Return

Total Shareholder Return Amount		$ 163	152	125	87
Peer Group Total Shareholder Return Amount	[5]	119	112	95	84
Net Income (Loss) Attributable to Parent		$ 3,315,000,000	$ 3,390,000,000	$ 3,257,000,000	$ 3,167,000,000
Company Selected Measure Amount	[6]	0.123	0.126	0.119	0.118
PEO Name		Ms. Phebe N. Novakovic	Ms. Phebe N. Novakovic	Ms. Phebe N. Novakovic	Ms. Phebe N. Novakovic
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
PEO [Member] | Less aggregate change in actuarial present value of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]				$ (381,567)
PEO [Member] | Less grant date fair value of stock and option awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(15,895,993)	(15,091,731)	(15,395,836)	(14,210,301)
PEO [Member] | Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	20,091,360	19,885,285	20,972,489	10,733,219
PEO [Member] | Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(2,942,513)	4,975,264	1,725,480	(1,703,747)
PEO [Member] | Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	7,580,277	17,170,099	11,475,277	(4,843,424)
PEO [Member] | Add dividends paid on unvested equity awards during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	231,996	234,826	226,093	205,554
Non-PEO NEO [Member] | Less aggregate change in actuarial present value of pension benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(78,205)			(242,276)
Non-PEO NEO [Member] | Less grant date fair value of stock and option awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(4,666,270)	(3,973,993)	(3,795,780)	(3,338,770)
Non-PEO NEO [Member] | Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	5,897,817	5,236,173	5,170,727	2,521,801
Non-PEO NEO [Member] | Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(703,510)	1,146,440	371,980	(289,494)
Non-PEO NEO [Member] | Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	1,904,573	4,154,201	2,802,051	(1,008,977)
Non-PEO NEO [Member] | Add dividends paid on unvested equity awards during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	$ 60,621	$ 57,997	$ 51,964	$ 42,264

[1]	For each year represented, Ms. Phebe N. Novakovic was our principal executive officer (PEO), and our non-PEO NEOs were Messrs. Jason W. Aiken, Mark L. Burns, Robert E. Smith and Mark C. Roualet.
[2]	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.
[3]	Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by Item 402(v) of Regulation S-K and described in footnote (c) below.
[4]	CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, . The valuation methodologies and assumptions, with certain modifications pursuant to SEC guidance, used to calculate CAP are based on our grant date fair value of these awards as disclosed in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table below. The amounts shown for 2022 for the PEOs’ CAP and the non-PEO NEOs’ CAP have been corrected to subtract $25,760 and $17,982, respectively. The amounts shown for 2021 for the PEOs’ CAP and the non-PEO NEOs’ CAP have been corrected to subtract $39,619 and $110,670, respectively. The amounts shown for 2020 for non-PEO NEOs’ CAP have been corrected to add $93,710.
[5]	TSR shown in this table utilizes the S&P 500 Aerospace & Defense (A&D) Index, which we use in our stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019, through December 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P A&D Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P A&D Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.
[6]	Pursuant to Item 402(v) of Regulation S-K, we determined annual ROIC to be the most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 ,and we may determine a different financial performance measure to be the most important such measure in future years. See Appendix A for a discussion of this non-GAAP measure.